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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 3/31/2013
                                                           ---------
            Check here if Amendment[ ]: Amendment Number:
                                                           ----------

                        This Amendment (Check only one):
                         [   ] is a restatement
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Netols Asset Management, Inc.
           ----------------------------------------------------
Address:   1045 W. Glen Oaks Lane, Suite 202
           ----------------------------------------------------
           Mequon, WI 53092
           ----------------------------------------------------

Form 13F File Number 28-12202

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:      Jeffrey W. Netols
           ------------------------
Title:     President
           ------------------------
Phone:     262-240-2930
           ------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols
-----------------------------
(Signature)

Mequon, WI
-----------------------------
(City, State)

May 10, 2013
-----------------------------

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                  0
        -----------

Form 13F Information Table Entry Total:
                 74
        -----------

Form 13F Information Table Value Total:
             655,877 (thousands)
        -----------


List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

      None

                                                       FORM 13F INFORMATION TABLE

                                                                3/31/2013
------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1                COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
          NAME                    TITLE                       VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        OF ISSUER                OF CLASS          CUSIP    (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AARONS INC                         COM PAR $0.50 002535300     8,116    282,993 SH          SOLE               282,993
ACADIA HEALTHCARE COMPANY IN       COM           00404A109    10,406    354,055 SH          SOLE               354,055
ACCURIDE CORP NEW                  COM NEW       00439T206     9,599  1,780,874 SH          SOLE             1,780,874
ACTUANT CORP                       CL A NEW      00508X203     9,052    295,613 SH          SOLE               295,613
ACUITY BRANDS INC                  COM           00508Y102     8,593    123,901 SH          SOLE               123,901
ANN INC                            COM           035623107    10,127    348,960 SH          SOLE               348,960
BARRETT BILL CORP                  COM           06846N104     7,844    386,954 SH          SOLE               386,954
BOULDER BRANDS INC                 COM           101405108     7,288    810,642 SH          SOLE               810,642
CABELAS INC                        COM           126804301    16,159    265,860 SH          SOLE               265,860
CAPELLA EDUCATION COMPANY          COM           139594105     7,807    250,694 SH          SOLE               250,694
CARPENTER TECHNOLOGY CORP          COM           144285103     8,139    165,128 SH          SOLE               165,128
CARTER INC                         COM           146229109     8,718    152,225 SH          SOLE               152,225
CASEYS GEN STORES INC              COM           147528103     8,327    142,826 SH          SOLE               142,826
CEDAR FAIR L P                     DEPOSITARY
                                   UNIT          150185106    11,809    296,936 SH          SOLE               296,936
CHECKPOINT SYS INC                 COM           162825103     9,105    697,211 SH          SOLE               697,211
CHEESECAKE FACTORY INC             COM           163072101     8,859    229,457 SH          SOLE               229,457
CIBER INC                          COM           17163B102     6,631  1,410,896 SH          SOLE             1,410,896
COINSTAR INC                       COM           19259P300     9,288    158,992 SH          SOLE               158,992
COMMERCIAL VEH GROUP INC           COM           202608105     5,471    701,472 SH          SOLE               701,472
COMMUNITY BK SYS INC               COM           203607106     7,254    244,830 SH          SOLE               244,830
COMPASS MINERALS INTL INC          COM           20451N101     7,504     95,105 SH          SOLE                95,105
DEVRY INC DEL                      COM           251893103     8,680    273,376 SH          SOLE               273,376
DOMINOS PIZZA INC                  COM           25754A201    14,397    279,885 SH          SOLE               279,885
EMPIRE DIST ELEC CO                COM           291641108     7,175    320,311 SH          SOLE               320,311
ENDURANCE SPECIALTY HLDGS LT       SHS           G30397106    11,402    238,484 SH          SOLE               238,484
ENTEGRIS INC                       COM           29362U104     8,015    812,866 SH          SOLE               812,866
ETHAN ALLEN INTERIORS INC          COM           297602104    12,559    381,503 SH          SOLE               381,503
FAIR ISAAC CORP                    COM           303250104    13,854    303,216 SH          SOLE               303,216
FAIRCHILD SEMICONDUCTOR INTL       COM           303726103     7,993    565,257 SH          SOLE               565,257
FELCOR LODGING TR INC              COM           31430F101     9,942  1,670,923 SH          SOLE             1,670,923
FIRST INDUSTRIAL REALTY TRUST INC  COM           32054K103    13,030    760,627 SH          SOLE               760,627
GENERAL CABLE CORP DEL
NEW                                COM           369300108     6,462    176,428 SH          SOLE               176,428
GENESEE & WYO INC                  CL A          371559105     8,533     91,640 SH          SOLE                91,640
GLACIER BANCORP INC NEW            COM           37637Q105     8,753    461,194 SH          SOLE               461,194
HAEMONETICS CORP                   COM           405024100     7,519    180,477 SH          SOLE               180,477
HANOVER INS GROUP INC              COM           410867105    12,096    243,487 SH          SOLE               243,487
MILLER HERMAN INC                  COM           600544100     9,948    359,506 SH          SOLE               359,506
INTREPID POTASH INC                COM           46121Y102     5,895    314,223 SH          SOLE               314,223
KRATON PERFORMANCE POLYMERS        COM           50077C106     3,952    168,909 SH          SOLE               168,909
LIFEPOINT HOSPITALS INC            COM           53219L109     7,689    158,670 SH          SOLE               158,670
LIQUIDITY SERVICES INC             COM           53635B107     7,452    249,974 SH          SOLE               249,974
MAGELLAN HEALTH SVCS INC           COM NEW       559079207     6,079    127,801 SH          SOLE               127,801
MERIT MED SYS INC                  COM           589889104     3,783    308,544 SH          SOLE               308,544
MGIC INVT CORP WIS                 COM           552848103    10,327  2,086,212 SH          SOLE             2,086,212
MID-AMER APT CMNTYS INC            COM           59522J103     8,652    125,289 SH          SOLE               125,289
NATIONAL HEALTH INVS INC           COM           63633D104     9,875    150,873 SH          SOLE               150,873
OLD NATL BANCORP IND               COM           680033107     8,674    630,812 SH          SOLE               630,812
PGT INC                            COM           69336V101     6,864    999,057 SH          SOLE               999,057
PHH CORP                           COM NEW       693320202    10,094    459,648 SH          SOLE               459,648
POLYCOM INC                        COM           73172K104       667     60,205 SH          SOLE                60,205
PROGRESS SOFTWARE CORP             COM           743312100     8,851    387,716 SH          SOLE               387,716
PROSPERITY BANCSHARES INC          COM           743606105     8,541    180,236 SH          SOLE               180,236
SCHNITZER STL INDS                 CL A          806882106     7,623    285,811 SH          SOLE               285,811
SELECTIVE INS GROUP INC            COM           816300107    11,651    485,260 SH          SOLE               485,260
SENSIENT TECHNOLOGIES CORP         COM           81725T100     3,659     93,601 SH          SOLE                93,601
STERLING FINL CORP WASH            COM NEW       859319303     1,556     71,740 SH          SOLE                71,740
SUN COMMUNITIES INC                COM           866674104    14,613    296,223 SH          SOLE               296,223
SUPERIOR ENERGY SVS INC            COM           868157108     8,314    320,128 SH          SOLE               320,128
TENNECO INC                        COM           880349105     8,814    224,209 SH          SOLE               224,209
TITAN INTL INC ILL                 COM           88830M102     9,976    473,247 SH          SOLE               473,247
TRACTOR SUPPLY CO                  COM           892356106    10,601    101,809 SH          SOLE               101,809
TREEHOUSE FOODS INC                COM           89469A104    11,047    169,568 SH          SOLE               169,568
TRIMAS CORP                        COM NEW       896215209    12,555    386,680 SH          SOLE               386,680
UNITED NAT FOODS INC               COM           911163103     3,705     75,311 SH          SOLE                75,311
UNITED RENTALS INC                 COM           911363109    16,266    295,903 SH          SOLE               295,903
UNITED STATIONERS INC              COM           913004107     7,969    206,185 SH          SOLE               206,185
U S PHYSICAL THERAPY INC           COM           90337L108     8,097    301,560 SH          SOLE               301,560
VCA ANTECH INC                     COM           918194101     7,871    335,096 SH          SOLE               335,096
WABTEC CORP                        COM           929740108    14,281    139,860 SH          SOLE               139,860
WALTER INVT MGMT CORP              COM           93317W102     9,193    246,789 SH          SOLE               246,789
WEBSTER FINL CORP CONN             COM           947890109     7,741    319,087 SH          SOLE               319,087
WHITING PETE CORP NEW              COM           966387102     8,323    163,704 SH          SOLE               163,704
WILLBROS GROUP INC DEL             COM           969203108    12,431  1,265,896 SH          SOLE             1,265,896
ZALE CORP NEW                      COM           988858106     5,742  1,461,213 SH          SOLE             1,461,213

TOTAL                                                        655,877 30,441,853                              30,441,853  0       0
                                                            -------------------                              ---------------------
                                                            -------------------                              ---------------------